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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05991
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Margaret St. Clair             Wellesley, Massachusetts   October 28, 2003
 -------------------------------    ------------------------   ----------------
         [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                 Amelia Peabody Foundation
    ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total: $523
                                        --------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     1.       28-05993                 Philip B. Waring
    ---       -----------------        ---------------------------------

                                       2

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                        MARGARET N. ST. CLAIR
                FORM 13F INFORMATION TABLE--9/30/2003


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Aberdeen Asia Pacific     Exchange Traded  003009107   $ 2       300      SH          Shared-Other     1        300
Income Fund               Fund

Aberdeen Global Income    Exchange Traded  003013109   $ 6       500      SH          Shared-Other     1        500
Fund                      Fund

American Century          Mutual Fund      25082108    $90     6,632      SH          Shared-Other     1      6,632
International Bond Fund   Closed End

AT&T Cap Corp. SR Public Preferred Stock   00206J308   $51     2,000      SH          Shared-Other     1      2,000
Income NT Pines 8 1/8
12/15/28

Chase Capital IV Cap     Preferred Stock   16147N208   $50     2,000      SH          Shared-Other     1      2,000
Secs Ser D 7.34%

Citigroup Cap VII Cap    Preferred Stock   17306N203   $53     2,000      SH          Shared-Other     1      2,000
Secs 7.125% Trups
Callable

Nasdaq 100 Shares        Common Stock      631100104   $16       500      SH          Shared-Other     1        500

Prudent Global Income    Mutual Fund       743982100   $43     3,387      SH          Shared-Other     1      3,387
Fund                     Closed End

SBC Communications Inc   Preferred Stock   78387G301   $54     2,000      SH          Shared-Other     1      2,000
Public Income NT Pines
7% Callable

Tennessee Valley Auth    Preferred Stock   880591300   $78     3,000      SH          Shared-Other     1      3,000
Putable Automatic rate
Reset Sec Parrs 1998
6.75% to 6/03 Reset
Annually 6/01/28 MTY

Tennessee Valley Auth    Preferred Stock   880591409   $80     3,000      SH          Shared-Other     1      3,000
Putable Automatic rate
Reset Sec Parrs 1999
6.5%

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